Shareholders’ Equity - Schedule of Movement in Warrants Outstanding (Details) - Warrant [Member] - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Movement in Warrants Outstanding [Line Items]
Outstanding at ending of year	7,728,611	7,070,239
Weighted-average exercise price, ending Balance	$ 4.14	$ 4.14
Weighted average remaining contractual term (in years), ending Balance	1 year 7 months 17 days	1 year 1 month 20 days
Number of Warrants, Issued
Weighted-average exercise price, Issued
Weighted average remaining contractual term (in years), Issued
Number of Warrants, Exercised		658,372
Weighted-average exercise price, Exercised		$ 0.001
Weighted average remaining contractual term (in years), Exercised
Number of Warrants, Expired
Weighted-average exercise price, Expired
Weighted average remaining contractual term (in years), Expired